Related parties (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Notes and other explanatory information [abstract]
Short-term employee benefits	R$ 16,979	R$ 13,564	R$ 11,933
Share-based compensation plans	21,380	13,116	20,251
Total	R$ 38,359	R$ 26,680	R$ 32,184